Financing Arrangements - Additional Information (Detail) - USD ($)			1 Months Ended		3 Months Ended	6 Months Ended		11 Months Ended		12 Months Ended
	Jan. 31, 2022	May 31, 2021	Feb. 29, 2020	Oct. 31, 2019	Jun. 30, 2022	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Jan. 31, 2021	Jan. 31, 2020	Jun. 02, 2022	Mar. 31, 2021	Feb. 01, 2020	Aug. 31, 2019	Jun. 30, 2019	Nov. 30, 2018
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity																		$ 1,500,000
Debt issuance costs		$ 2,843,308			$ 2,117,000	$ 2,117,000		$ 1,618,000		$ 1,618,000
Amortization of debt issuance cost						667,000	$ 0
Long-term Debt, Gross					$ 32,000,000	$ 32,000,000		27,000,000		27,000,000
Common Stock warrants [Member]
Line of Credit Facility [Line Items]
Class of warrants issued during period													783,129
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					783,129	783,129								313,252
Rigetti Holdings Inc [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity																$ 250,000	$ 19,700,000
Debt issuance costs								170,058		170,058
Interest expense								2,465,135	$ 51,666	51,666
Amortization of debt issuance cost								512,755
unamortized issuance cost								2,160,495		2,160,495
Gain (Loss) on Extinguishment of Debt								0	$ 8,913,532	8,913,532	$ 8,913,532
Long-term Debt, Gross								$ 27,000,000		$ 27,000,000
Class of warrants issued during period								783,129		783,129				313,252
SAFE [Member] | Rigetti Holdings Inc [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Fair Value Disclosure												$ 1,822,397
Proceeds from Issuance or Sale of Equity				$ 1,500,000
Dividends Payable, Amount Per Share				$ 6
Number of fully diluted shares outstanding immediately prior to the equity financing				$ 300,000,000
Discount rate on Estimated settlement value				$ 10
Long-term Debt, Fair Value												1,882,397
Long-term Debt, Gross												1,500,000
Gain Loss on change in fair value of debt												$ 382,397
Other Operating Income (Expense) [Member] | SAFE [Member] | Rigetti Holdings Inc [Member]
Line of Credit Facility [Line Items]
Gain (Loss) on Extinguishment of Debt											691,867
Series C Preferred Stock [Member] | Rigetti Holdings Inc [Member]
Line of Credit Facility [Line Items]
Dividends Payable, Amount Per Share															$ 0.069134
Loan and Security Agreement [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		11.00%
Debt instrument payment fee, Percentage		2.75%
Interest expense					$ 1,200,000	$ 2,400,000
Accretion Expense					88,900	134,800
Debt Related Commitment Fees					68,000	116,300
Amortization of debt issuance cost					179,700	415,600
unamortized issuance cost					$ 2,800,000	$ 2,800,000
Debt Instrument, Frequency of Periodic Payment		payable monthly
Loan and Security Agreement [Member] | Prime Rate [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Description of Variable Rate Basis		US Prime Rate plus 7.50%per annum
Debt Instrument, Variable Rate		7.50%
Loan and Security Agreement [Member] | Rigetti Holdings Inc [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		11.00%
Interest expense								$ 1,736,390
Accretion Expense								121,585
Debt Related Commitment Fees								94,405
Amortization of debt issuance cost								512,755
unamortized issuance cost								2,330,553		$ 2,330,553
Loan and Security Agreement [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Interest Rate, Stated Percentage					23.70%	23.70%
Loan and Security Agreement [Member] | Maximum [Member] | Rigetti Holdings Inc [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		17.31%
Loan and Security Agreement [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Interest Rate, Stated Percentage					17.83%	17.83%
Loan and Security Agreement [Member] | Minimum [Member] | Rigetti Holdings Inc [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		16.49%
Initial Convertible Notes [Member] | Rigetti Holdings Inc [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Fair Value Disclosure			$ 27,767,399
Initial Convertible Notes [Member] | Other Operating Income (Expense) [Member] | Rigetti Holdings Inc [Member]
Line of Credit Facility [Line Items]
Gain (Loss) on Extinguishment of Debt								$ 8,711,559
Initial Convertible Notes [Member] | Series C Preferred Stock [Member] | Rigetti Holdings Inc [Member]
Line of Credit Facility [Line Items]
Debt Conversion, Converted Instrument, Shares Issued			5,325,251
Debt Conversion, Converted Instrument, Amount			$ 17,612,235
Initial Convertible Notes [Member] | Series C1 Preferred Stock [Member] | Rigetti Holdings Inc [Member]
Line of Credit Facility [Line Items]
Debt Conversion, Converted Instrument, Shares Issued			13,330,920
Initial Convertible Notes [Member] | Common Class A [Member] | Rigetti Holdings Inc [Member]
Line of Credit Facility [Line Items]
Debt Conversion, Converted Instrument, Shares Issued			5,410,006
Extinguishment of Debt, Amount			$ 1,443,605
February 2020 Convertible Notes [Member] | Rigetti Holdings Inc [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity			$ 2,200,000
Debt Instrument, Interest Rate, Stated Percentage			6.00%
Extinguishment of Debt, Amount			$ 2,200,000
Percentage of per share consideration to be received by the holders of the Company's common stock upon such change of control												80.00%
February 2020 Convertible Notes [Member] | Other Operating Income (Expense) [Member] | Rigetti Holdings Inc [Member]
Line of Credit Facility [Line Items]
Gain (Loss) on Extinguishment of Debt											$ 489,894
February 2020 Convertible Notes [Member] | Series C Preferred Stock [Member] | Rigetti Holdings Inc [Member]
Line of Credit Facility [Line Items]
Debt Conversion, Converted Instrument, Shares Issued			1,909,324
Debt Conversion, Converted Instrument, Amount			$ 2,200,017
February 2020 Convertible Notes [Member] | Common Class A [Member] | Rigetti Holdings Inc [Member]
Line of Credit Facility [Line Items]
Debt Conversion, Converted Instrument, Shares Issued			1,602,795
Debt Conversion, Converted Instrument, Warrants or Options Issued			244,704
Fair value of the common stock issued upon conversion			$ 427,690
Fair value of the warrants to purchase Common Stock			$ 62,187
Tranche A [Member] | Loan and Security Agreement [Member] | Venture Capital [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity														$ 12,000,000
Tranche A [Member] | Loan and Security Agreement [Member] | Rigetti Holdings Inc [Member] | Venture Capital [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity														$ 12,000,000
Tranche B [Member] | Loan and Security Agreement [Member] | Venture Capital [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity		$ 15,000,000
Line of Credit Facility, Current Borrowing Capacity		8,000,000
Line of Credit Facility, Remaining Borrowing Capacity		7,000,000
Withdrawn Credit Facility		$ 7,000,000
Class of warrants issued during period		995,099
Tranche B [Member] | Loan and Security Agreement [Member] | Rigetti Holdings Inc [Member] | Venture Capital [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity		$ 15,000,000
Line of Credit Facility, Current Borrowing Capacity		8,000,000
Line of Credit Facility, Remaining Borrowing Capacity		7,000,000
Withdrawn Credit Facility		$ 7,000,000
Class of warrants issued during period		783,129
Tranche B [Member] | Loan and Security Agreement [Member] | Maximum [Member] | Venture Capital [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Term		48 months
Tranche B [Member] | Loan and Security Agreement [Member] | Maximum [Member] | Rigetti Holdings Inc [Member] | Venture Capital [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Term		48 months
Tranche B [Member] | Loan and Security Agreement [Member] | Minimum [Member] | Venture Capital [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Term		19 months
Tranche B [Member] | Loan and Security Agreement [Member] | Minimum [Member] | Rigetti Holdings Inc [Member] | Venture Capital [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Term		19 months
Tranche C [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	11.00%
Debt Related Commitment Fees	$ 1,000,000
Debt Instrument, Face Amount	$ 5,000,000
Debt Instrument, Payment Terms	19 months
Debt Instrument, Frequency of Periodic Payment	payable monthly
Debt Instrument, Maturity Date	Feb. 01, 2026
Percentage of debt related cost paid upon the consummation of merger	20
Debt instrument, repurchase amount					$ 75,000,000	$ 75,000,000
Debt instrument, fee amount					$ 5,000,000	$ 5,000,000
Percentage of advanced funds under the amendment						20.00%
Tranche C [Member] | Prime Rate [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Description of Variable Rate Basis	US Prime Rate plus 7.50% per annum
Debt Instrument, Variable Rate	7.50%